STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
STOCK BASED COMPENSATION (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	For the Three Months Ended January 31,
	2015	2014
Weighted average fair value at grant date	$0.09	$0.17
Valuation assumptions:
Expected life ( years)	5.30	5.69
Expected volatility	114.3%	115.4%
Risk-free interest rate	1.60%	1.76%
Expected dividend yield	0	0

	For the Year Ended October 31,

	2014	2013
Weighted average fair value at grant date	$ 0.23	$ 0.17
Valuation assumptions:
Expected life ( years)	5.80	5.26
Expected volatility	115.3%	116.5%
Risk-free interest rate	1.82%	.73%
Expected dividend yield	0	0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2014	12,349,770	$0.72
Forfeited	(80,000)	$0.74
Options Outstanding and exercisable at January 31, 2015	12,269,770	$0.72	$ 2,130

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2014	18,214,000	$0.23
Granted	1,300,000	$0.11
Forfeited	(6,083,866)	$0.26
Options Outstanding at January 31, 2015	13,430,134	$0.21	$ -0-
Options Exercisable at January 31, 2015	7,942,356	$0.23	$ -0-

		Current Weighted Average Exercise Price Per Share
			Aggregate Intrinsic Value
	Shares

Options Outstanding at October 31, 2012	16,350,045	$0.72
Exercised	(130,000)	$0.18
Forfeited	(581,200)	$0.74

Options Outstanding and Exercisable at October 31, 2013	15,638,845	$0.72
Exercised	(435,000)	$0.145
Forfeited	(2,854,075)	$0.79
Options Outstanding and Exercisable at October 31, 2014	12,349,770	$0.72	$72,000
		Weighted Average Exercise Price Per Share
	Shares		Aggregate Intrinsic Value

Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Exercised	(16,000)	$0.16
Options Outstanding at October 31, 2013	2,984,000	$0.245
Granted	15,310,000	$0.23
Exercised	(80,000)	$0.16
Options Outstanding at October 31, 2014	18,214,000	$0.23	$25,910
Options Exercisable at October 31, 2014	6,543,445	$0.23	$23,410

2003 Share Plan [Member]
STOCK BASED COMPENSATION (Tables) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.07 - $0.37	1,275,000	2.73	$0.15
$0.43 - $0.70	4,624,770.94		$0.62
$0.74 - $0.92	5,370,000	1.87	$0.86
$1.04 - $1.46	1,000,000	2.55	$1.17

		Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding

$0.07 - $0.37	1,275,000	3.00	$0.15
$0.43 - $0.70	4,624,770	1.20	$0.62
$0.74 - $0.92	5,450,000	2.10	$0.86
$1.04 - $1.46	1,000,000	2.80	$1.17

2010 Share Plan [Member]
STOCK BASED COMPENSATION (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Award Plan, Activity [Table Text Block]

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.12 - $0.37	13,430,134	7.64	$0.21	7,942,356	6.69	$0.23
						.

	Options Outstanding			Options Exercisable
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding			Number Exercisable

.	.
$0.12 - $0.37	18,214,000	8.55	$0.23	6,543,445	7.04	$0.23
0

Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
STOCK BASED COMPENSATION (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted	Aggregate
		Average Exercise	Intrinsic
	Shares	Price Per Share	Value
Options Outstanding at October 31, 2014	44,500,000	$0.22
Options Outstanding at January 31, 2015	44,500,000	$0.22	$ -0-
Options Exercisable at January 31, 2015	35,084,542	$0.22	$ -0-

Schedule of Share-based Compensation, Stock Award Plan, Activity [Table Text Block]

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.195 - $0.235	44,500,000	7.66	$0.22	35,084,542	7.66	$0.22
						.

	Options Outstanding				Options Exercisable
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)
				Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices		Number Outstanding			Number Exercisable

.	.
$0.195-$0.235		44,500,000	7.91	$0.22	31,345,411	7.91	$0.22
0